NOTE 18 - RELATED PARTY TRANSACTIONS (Details)													1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 10, 2015 USD ($)	Nov. 18, 2015 $ / shares shares	Oct. 31, 2015	Sep. 01, 2015 USD ($)	Aug. 28, 2015 USD ($)	Jun. 29, 2015 USD ($)	Jun. 11, 2015 USD ($)	May. 11, 2015 USD ($)	Dec. 22, 2014 USD ($)	Oct. 01, 2014 $ / shares shares	Jul. 11, 2014 USD ($)	Feb. 28, 2014 USD ($)	Nov. 30, 2015 $ / shares shares	Oct. 31, 2015 shares	Sep. 30, 2015 $ / shares shares	Nov. 30, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013	Aug. 31, 2013 USD ($) $ / shares
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 3.125								$ 5.00								$ 5.00		$ 20.00
Class of Warrant or Rights, Granted (in Shares) | shares		121,144								4,000								600		4,256,522	245,139
Debt Instrument, Face Amount					$ 200,000	$ 50,000		$ 300,000
Debt Instrument, Term					6 years
Debt Instrument, Interest Rate, Stated Percentage					38.00%	40.00%		35.00%
Debt Instrument, Maturity Date						Oct. 29, 2015		Nov. 06, 2015
Capital Lease Obligations, Current																			$ 7,632	$ 9,010	$ 7,632
Repayments of Notes Payable																				808,226	$ 180,229
Class of Warrant or Rights, Exercised (in Shares) | shares																					9,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																					43,097
Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount											$ 60,000									$ 60,000
Debt Instrument, Interest Rate, Stated Percentage											15.00%
Debt Instrument, Maturity Date											Apr. 11, 2015									Apr. 11, 2015
Debt Instrument, Periodic Payment											$ 7,027.99									$ 7,028
Convertible Notes Payable [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																				30,375
Automobiles [Member] | Capital Lease Arrangement [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Periodic Payment									$ 873
Capital Lease Obligations									$ 35,098
Capital Leased Assets, Gross																			35,098	26,324	$ 35,098
Capital Lease Obligations, Current																				28,128
Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																			$ 49,503		$ 49,503
Debt Instrument, Term																					minus 1 year
Debt Instrument, Interest Rate, Stated Percentage																			4.00%		4.00%
Repayments of Notes Payable																				$ 145,863
Number of Notes Payable																					3
Director [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 6.25
Class of Warrant or Rights, Granted (in Shares) | shares													23,750
Preferred Stock, Dividend Payment Terms													Series B Preferred Stock in cash within 30 days of listing on the NASDAQ
Dividends, Preferred Stock, Cash	$ 202,324
Director [Member] | Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							$ 50,000
Debt Instrument, Term							90 days
Debt Instrument, Interest Rate, Stated Percentage			7.00%				8.00%							7.00%
Debt Instrument, Payment Terms			payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market
Director [Member] | Equipment [Member] | Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount				$ 322,305												$ 313,477
Debt Instrument, Term				48 months
Debt Instrument, Interest Rate, Stated Percentage																16.00%
Debt Instrument, Periodic Payment				$ 5,465
Number of Notes Payable																2
Debt Instrument, Maturity Date, Description																May 2014
Debt Instrument, Collateral																collateralized by the third-party equipment being procured
Rental Agreement, Buy-out Amount				65,576
Repayments of Related Party Debt				$ 60,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares															$ 10.00
Debt Instrument, Face Amount												$ 25,000
Debt Instrument, Term												60 days
Debt Instrument, Interest Rate, Stated Percentage												3.00%
Debt Instrument, Maturity Date												Mar. 31, 2016
Repayments of Notes Payable																			$ 17,500
Notes Payable, Related Parties																			$ 7,500		$ 7,500
Class of Warrant or Rights, Exercised (in Shares) | shares															2,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member] | Debt Issued December 2012 [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																	$ 120,000
Debt Instrument, Interest Rate, Stated Percentage																	3.00%
Chief Executive Officer [Member] | Convertible Notes Payable [Member] | Debt Issued August 2013 [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																							$ 40,000
Debt Instrument, Interest Rate, Stated Percentage																							3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																							$ 5.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares														8,000
Chief Executive Officer [Member] | Convertible Notes Payable [Member] | Debt Issued December 2012 [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																	$ 120,534
Debt Instrument, Term																	1 year
Debt Instrument, Interest Rate, Stated Percentage																	3.00%
Debt Instrument, Maturity Date																						Mar. 14, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 5.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares														24,107
Immediate Family Member of Management or Principal Owner [Member] | Notes Payable, Other Payables [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																$ 60,000
Debt Instrument, Interest Rate, Stated Percentage																3.00%
Immediate Family Member of Management or Principal Owner [Member] | Convertible Notes Payable [Member]
NOTE 18 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																$ 60,000
Debt Instrument, Interest Rate, Stated Percentage																3.00%
Debt Instrument, Maturity Date																Mar. 31, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 5.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares														12,000